Derivative Financial Instrument	12 Months Ended
Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

4. DERIVATIVE FINANCIAL INSTRUMENTS

The gross notional amount of derivative contracts not designated as hedging instruments, outstanding as of December 31, 2019, was €6.3 million ($7.0 million) for interest rate swap, while the gross notional amount of our derivative contracts not designated as hedging instruments, outstanding as of December 31, 2018 was €7.9 million ($9.0 million) and $7.1 million for interest rate swap and foreign exchange forwards, respectively.

The amount and location of the gains (losses) in the consolidated statements of operations related to derivative contracts is as follows (in thousands):

		Year Ended December 31,
Derivatives Not Designed As Hedging Instruments	Line Items	2019	2018
Interest Rate Swap	Financial expense, net	$16	$(38)
Foreign Exchange Forward	Financial expense, net	361	155
Total		$377	$117

The following table presents the fair value and the location of, derivative contracts reported in the consolidated balance sheets (in thousands):

		As of December 31,
Derivatives Not Designed As Hedging Instruments (1)	Line Items	2019	2018
Interest Rate Swap	Other long-term liabilities	$(80)	$(97)
Foreign Exchange Forward	Other current liabilities	—	(18)
Foreign Exchange Forward	Other long-term liabilities	—	(9)
Foreign Exchange Forward	Other long-term assets	—	42
Foreign Exchange Forward	Other current assets	—	41
Total		$(80)	$(41)

(1)	For the classification of inputs used to evaluate the fair value of our derivatives, refer to “Note 3”.